Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 343,855,479.00
Previously Paid Amount	0.00
Total Fee Amount	47,486.44
Total Offset Amount	0.00
Net Fee	$ 47,486.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A